Fair Value Measurements and Derivative Instruments 2 (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net					$ 2,000,000					$ 2,000,000
Fair Value Asset Derivatives Designated Foreign Exchange Contracts	546,000				78,000				546,000	78,000
Fair Value Asset Derivatives Designated Interest Rate Swaps	0				10,117,000				0	10,117,000
Fair Value Liability Derivatives Designated Foreign Exchange Contracts	(526,000)				(320,000)				(526,000)	(320,000)
Derivative Asset Not Designated As Hedging Instruments Fair Value	812,000				2,504,000				812,000	2,504,000
Derivative Liability Not Designated Foreign Exchange Contracts	(2,483,000)				(854,000)				(2,483,000)	(854,000)
Derivative Assets	1,358,000				12,699,000				1,358,000	12,699,000
Derivative Liabilities	(3,009,000)				(1,174,000)				(3,009,000)	(1,174,000)
Derivative Assets Liabilities At Fair Value Net	(1,651,000)				11,525,000				(1,651,000)	11,525,000
Derivative gain (loss) recognized in interest expense									3,798,000	9,994,000
Hedged item income (expense) recognized in interest expense									(11,883,000)	(31,137,000)
Total notional amount of outstanding contracts in cash flow hedging relationships	450,000,000								450,000,000
Derivative gain (loss) recognized in OCI for hedges recorded to revenue (effective portion)									241,000	(2,055,000)
Cash Flow Hedge Gain (Loss) Reclassified to Revenue, Net	(1,010,821,000)	(920,489,000)	(950,662,000)	(909,363,000)	(989,730,000)	(928,590,000)	(952,066,000)	(953,327,000)	(3,791,335,000)	(3,823,713,000)	(4,030,669,000)
Derivative gain (loss) recognized in income									(16,574,000)	(4,254,000)
Foreign Exchange Contract Intercompany [Member]
Derivative [Line Items]
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	2,000,000								2,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative [Line Items]
Cash Flow Hedge Gain (Loss) Reclassified to Revenue, Net									(835,000)	1,298,000	(166,000)
Derivative gain (loss) reclassified from AOCI to income for hedges recorded to cost of sales (effective portion)									332,000	(185,000)	(719,000)
Derivative gain (loss) reclassified from AOCI to income for hedges (effective portion)									(503,000)	1,113,000
Cash Flow Hedging [Member]
Derivative [Line Items]
Total notional amount of outstanding contracts in cash flow hedging relationships	$ 26,000,000				$ 25,000,000				$ 26,000,000	$ 25,000,000